CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total revenues	$ 58,662,900	$ 33,560,265	$ 16,949,184
Interest expense	(4,101,528)
Total Net Revenues	54,561,372	33,560,265	16,949,184
Operating cost and expenses:
Execution and clearing	(2,519,238)	(257,115)	(38,041)
Employee compensation and benefits (including share-based compensation of US$349,700, US$34,204,761 and US$4,062,600 for the years ended December 31, 2017, 2018 and 2019, respectively)	(35,787,458)	(55,656,219)	(11,950,692)
Occupancy, depreciation and amortization	(3,572,260)	(2,621,699)	(1,167,628)
Communication and market data	(6,494,006)	(3,558,546)	(2,943,301)
Marketing and branding	(7,103,178)	(10,526,940)	(6,288,254)
General and administrative	(9,259,484)	(7,831,860)	(3,576,478)
Total operating cost and expenses	(64,735,624)	(80,452,379)	(25,964,394)
Other (expense)/income:
Others, net	869,028	725,446	(95,982)
Loss before income taxes	(9,305,224)	(46,166,668)	(9,111,192)
Income tax benefits	3,355,366	1,873,113	1,183,698
Net Loss	(5,949,858)	(44,293,555)	(7,927,494)
Less:
Net income attributable to redeemable non-controlling interests	639,573
Net loss attributable to noncontrolling interests		(1,085,823)	(417,445)
Net loss attributable to UP Fintech Holding Limited	(6,589,431)	(43,207,732)	(7,510,049)
Net loss attributable to ordinary shareholders of UP Fintech Holding Limited	$ (6,589,431)	$ (43,207,732)	$ (7,510,049)
Net loss per share attributable to ordinary shareholders of UP Fintech Holding Limited:
Basic and diluted	$ 0.00	$ (0.09)	$ (0.02)
Weighted average shares used in calculating net loss per ordinary share:
Basic and diluted	1,751,784,176	506,393,198	443,814,916
Other comprehensive income/(loss), net of tax:
Unrealized gain on available-for-sale investments (net of tax effect of US$ nil, US$87,619 and US$ nil for the years ended December 31, 2017, 2018 and 2019, respectively)		$ 262,857
Changes in cumulative foreign currency translation adjustment	$ (321,433)	(935,612)	$ 1,620,635
Total Comprehensive loss	(6,271,291)	(44,966,310)	(6,306,859)
Commissions
Revenues:
Revenues	26,697,958	26,043,051	15,062,955
Financing service fees
Revenues:
Revenues	7,926,766	6,442,012	1,797,390
Interest income
Revenues:
Revenues	16,505,185	85,361
Other revenues
Revenues:
Revenues	$ 7,532,991	$ 989,841	$ 88,839